Expected credit loss measurement - ECL for the period (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	$ (694)	$ (78)	$ (118)
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(88)	(20)	(15)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(257)	(21)	(56)
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(2)	0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(305)	(30)	(38)
Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(42)	(7)	(8)
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(266)	22	(9)
Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(48)	3	0
Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(129)	23	0
Positions that are not credit impaired | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	0	0	0
Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(88)	(4)	(9)
Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	0	0	(1)
Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(429)	(100)	(109)
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(40)	(23)	(15)
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(128)	(44)	(56)
Credit-impaired positions | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(2)	0	0
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(217)	(26)	(29)
Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(42)	(7)	(8)
UBS AG
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(695)	(78)	(117)
UBS AG | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(88)	(20)	(15)
UBS AG | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(257)	(21)	(56)
UBS AG | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(2)	0	0
UBS AG | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(305)	(30)	(38)
UBS AG | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(42)	(7)	(8)
UBS AG | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(266)	22	(9)
UBS AG | Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(48)	3	0
UBS AG | Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(129)	23	0
UBS AG | Positions that are not credit impaired | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	0	0	0
UBS AG | Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(88)	(4)	(9)
UBS AG | Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	0	0	0
UBS AG | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(429)	(100)	(109)
UBS AG | Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(40)	(23)	(15)
UBS AG | Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(128)	(44)	(56)
UBS AG | Credit-impaired positions | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(2)	0	0
UBS AG | Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(217)	(26)	(29)
UBS AG | Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	$ (42)	$ (7)	$ (8)